Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Actual [Abstract]
Total capital (to risk weighted assets), actual amount	$ 16,344	$ 16,053
Tier I capital (to risk weighted assets), actual amount	15,403	15,193
Tier I capital (to average assets), actual amount	15,403	15,193
Ratio [Abstract]
Total capital (to risk weighted assets) actual ratio (in hundredths)	18.75%	22.27%
Tier I capital (to risk weighted assets) actual ratio (in hundredths)	17.68%	21.08%
Tier I capital (to average assets) actual ratio (in hundredths)	12.70%	13.58%
Minimum Required For Capital Adequacy Purposes [Abstract]
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	6,972	5,766
Tier I capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	3,486	2,883
Tier I capital (to average assets) minimum capital required for capital adequacy purposes, amount	4,850	4,476
Ratio - Capital Adequacy [Abstract]
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio (in hundredths)	8.00%	8.00%
Tier I capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio (in hundredths)	4.00%	4.00%
Tier I capital (to average assets) minimum required for capital adequacy purposes (to average assets) ratio (in hundredths)	4.00%	4.00%
Minimum Required to be Well Capitalized Under Prompt Corrective Action Regulations [Abstract]
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	8,715	7,207
Tier I capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	5,229	4,324
Tier I capital (to average assets) minimum capital required to be well capitalized und prompt corrective action regulations, amount	$ 6,062	$ 5,595
Ratio - Well Capitalized under Prompt Corrective Action Provisions [Abstract]
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, ratio (in hundredths)	10.00%	10.00%
Tier I capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action requirements (in hundredths)	6.00%	6.00%
Tier I capital (to average assets) minimum required to be well capitalized under prompt corrective action regulations (to average assets) ratio (in hundredths)	5.00%	5.00%